Fair Value Measurements - Narrative (Details) - Total Master Trust Assets - EBP 001 - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at contract value	$ 453,836	$ 510,159
Medtronic Capital Preservation Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at contract value	$ 453,836	$ 510,159